Schedule of geographical breakdown (Details) - USD ($)	Feb. 28, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Assets	$ 31,557,031	$ 42,694,808
Long-term assets	20,024,730	20,635,907
North america area [member]
IfrsStatementLineItems [Line Items]
Assets	30,311,853	41,548,305
Long-term assets	20,019,750	20,635,907
European union [member]
IfrsStatementLineItems [Line Items]
Assets	1,245,179	1,146,503
Long-term assets	$ 4,980